Other operating expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other operating income and expense
Insurance	R 710	R 739	R 681
Computer costs	2,745	2,563	2,469
Hired labour	694	565	844
Audit remuneration	131	136	144
Derivative (gains)/losses (including foreign exchange contracts)	18,325	(2,282)	6,997
Professional fees	1,916	2,828	2,067
Changes in rehabilitation provisions	866	(361)	(2,078)
Expected credit losses (released)/raised	(39)	(87)	418
Other expenses	9,847	10,022	10,738
Other operating income	(3,034)	(2,024)	(1,446)
Total other operating expenses and income	32,161	12,099	20,834
Changes in rehabilitation provisions due to change in discount rates	(46)	(674)	(1,300)
Expense for additional provisions and changes to existing provisions, provision for decommissioning and rehabilitation costs	R 971	R 412	R 695